Sentinel Total Return Bond Fund
Sentinel Total Return Bond Fund
Investment Objective
The Fund seeks maximum investment return through a combination of current income and capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in shares of the Sentinel Funds that include Class A shares. More information about these and other discounts is available from your financial professional and in the section entitled "Share Classes" on page 82 of the Fund's prospectus and "How to Purchase Shares and Reduce Sales Charges" on page 44 of the Fund's statement of additional information.

Shareholder Fees ( fees paid directly from your investment )
Shareholder Fees - Sentinel Total Return Bond Fund	Class A		Class C	Class I	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none	none	none	none
Maximum Deferred Sales Charge (Load)(as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none
Redemption Fees (as a percentage of amounts redeemed or exchanged within 30 days)	none		none	none	none	none
[1]	You pay a deferred sales charge of 0.50% on certain redemptions of Class A shares made within twelve months of purchase if you bought them without an initial sales charge as part of an investment of $500,000 or more.

Annual Fund Operating Expenses ( expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses - Sentinel Total Return Bond Fund		Class A	Class C	Class I	Class R3		Class R6
Management Fee		0.53%	0.53%	0.53%	0.53%		0.53%
Distribution and/or Service (12b-1) Fees		0.20%	1.00%	none	0.50%	[1]	none
Other Expenses		0.37%	0.23%	0.24%	2.41%		2.40%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%	0.07%	0.07%		0.07%
Total Annual Fund Operating Expenses	[3]	1.17%	1.83%	0.84%	3.51%		3.00%
Fee Waiver and/or Expense Reimbursement	[4]	(0.21%)	none	none	(2.25%)		(2.24%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[4]	0.96%	1.83%	0.84%	1.26%		0.76%
[1]	12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall distribution fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.
[2]	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund through its investments in one or more underlying funds, including money market funds. Because these costs are indirect, the Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets in the Fund's most recent annual report.
[3]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[4]	The Fund's investment advisor has contractually agreed, effective March 30, 2017, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses) for Class A shares, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares through March 31, 2018. In addition, the Fund's investment advisor has contractually agreed, effective March 30, 2017, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses) for Class R6 shares, on an annualized basis, to 0.69% of average daily net assets attributable to Class R6 shares through March 31, 2018, and to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses) for Class R3 shares, on an annualized basis, to 1.19% of average daily net assets attributable to Class R3 shares through March 31, 2018. The Fund may have to repay some of these waivers and reimbursements to the Fund's investment adviser in the following two years. Each of these agreements may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Sentinel Total Return Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	342	588	854	1,613
Class C	286	576	990	2,148
Class I	86	268	466	1,037
Class R3	354	1,077	1,822	3,783
Class R6	303	927	1,577	3,318

You would pay the following expenses if you did not redeem your shares:
Expense Example, No redemption	1 Year	3 Years	5 Years	10 Years
Sentinel Total Return Bond Fund | Class C | USD ($)	186	576	990	2,148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover rate was 240% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in fixed-income securities and in related derivatives, such as interest rate, credit, equity and foreign currency derivatives (futures, options, swaps, options on swaps, and caps and floors). The Fund invests primarily in investment-grade bonds. At least 80% of the Fund's assets will normally be invested in the following types of bonds and related derivatives:

1. Corporate bonds of varying maturities issued by various U.S. and non-U.S. private-sector entities denominated in U.S. dollars and foreign currencies;

2. Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities, and by non-U.S. sovereign and quasi-sovereign entities; and

3. Taxable or tax-exempt municipal securities.

The Fund may invest in securities of any duration. Duration is a mathematical concept that measures a fixed income security's sensitivity to interest rate changes. The value of a fixed-income security with a positive duration will decline if interest rates increase. The longer the portfolio's duration, the more sensitive it is to changes in interest rates. For example, the value of a portfolio with a duration of five years would be expected to fall approximately five percent if interest rates rose by one percentage point and a portfolio with a duration of two years would be expected to fall approximately two percent if interest rates rose by one percentage point.

The Fund may invest up to 50% of its assets in below investment-grade bonds. Below investment-grade bonds are sometimes called "junk bonds".

The Fund may invest in exchange-traded funds ("ETFs") in carrying out its investment strategies. The Fund considers investments in bond ETFs (ETFs whose underlying portfolio consists of debt instruments) as investments in fixed income instruments. At times, the Fund may have considerable exposure to ETFs.

The Fund may also purchase or sell "to be announced" or "TBA" securities, which usually are transactions in which the Fund buys or sells agency mortgage-backed securities ("MBS") on a forward commitment basis. In a TBA transaction, the seller of the agency MBS agrees on a sale price, but does not specify which particular securities will be delivered to the buyer on settlement day. Instead, only a few basic characteristics of the securities are agreed upon, such as the coupon rate and the face value. The Fund may engage in short sales of agency MBS that the Fund does not own, primarily as part of a TBA swap transaction. A TBA swap transaction involves an agreement to purchase one agency MBS and a simultaneous agreement to sell a different agency MBS.

Up to 25% of the Fund's net assets may be invested in securities within a single industry.

The Fund may use derivative instruments (e.g., exchange-traded derivatives such as futures and options, and other derivatives such as swap agreements, options on swaps and interest rate caps and floors) in order to hedge various risks, such as interest rate, credit and currency risk. The Fund may use derivative instruments for other investment purposes, such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks. The Fund is not required to use hedging and may choose not to do so.

The Fund may sell a security if the security is overvalued on a relative basis compared to other securities available in the market, if the fundamentals of the company are deteriorating, or for duration management purposes. The Fund may also sell a security to meet redemptions.

The Fund utilizes an active trading approach, which is expected to result in portfolio turnover greater than 100%.

Principal Investment Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of the principal risks of investing in the Fund:

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Derivatives Risk. Derivative investments involve counterparty risk (the risk that the counterparty of the derivative transaction or clearing member used by the Fund to hold a cleared derivatives contract will be unable or unwilling to honor its financial obligation to the Fund), basis risk (the risk that the derivative instrument will not fully offset the underlying positions), and liquidity risk (the risk that the Fund cannot sell the derivative instrument because of an illiquid secondary market). In addition, the portfolio manager may incorrectly forecast the values of securities, currencies or interest rates or other economic factors in using derivatives for the Fund. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund's taxable income or gains and distributions.

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ETF Risk. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. ETFs typically trade on a securities exchange and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting or number of instruments held by the ETF. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Fund will incur brokerage costs when purchasing and selling shares of ETFs.

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Foreign Banks and Securities Depositories Risk. Some foreign banks and securities depositories in which the Fund generally holds its foreign securities may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt.

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General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the net asset value of the Fund will fluctuate with conditions in the bond markets. Bonds with longer durations are generally more sensitive to interest rate changes than those with shorter durations. As of the date of this Prospectus, interest rates in the United States are near historic lows. If interest rates rise quickly, it may have a pronounced negative effect on the prices on the bonds held by the Fund. In the case of corporate bonds and commercial paper, values may fluctuate as perceptions of credit quality change. Fixed-income securities may be difficult to purchase and sell in adverse market conditions. In addition, corporate bonds may be downgraded or default. During periods of declining interest rates or for other reasons, bonds may be "called", or redeemed, by the bond issuer prior to the bond's maturity date, resulting in the Fund receiving payment earlier than expected. This may reduce the Fund's income if the proceeds are reinvested at a lower interest rate.

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General Foreign Securities Risk . Investments in foreign securities may be affected unfavorably by changes in currency rates or exchange control regulations, or political or social instability in the particular foreign country or region. The Fund is not required to hedge against changes in foreign currency exchange rates.

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Government Securities Risk. Economic, business, or political developments may affect the ability of government-sponsored guarantors to repay principal and to make interest payments on the securities in which the Fund invests. In addition, certain of these securities, including those issued or guaranteed by FNMA and FHLMC, are not backed by the full faith and credit of the U.S. government.

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High Portfolio Turnover Risk. An active trading approach increases the Fund's costs and may reduce the Fund's performance. It may also increase the amount of capital gains tax that you have to pay on the Fund's returns.

•	Lower-Quality Bonds Risk. Bonds with lower credit ratings are more speculative and likely to default than higher-quality bonds. Lower-rated bonds also tend to fluctuate more widely in value.

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Mortgage-Backed Securities Risk . Mortgage-backed securities represent interests in "pools" of mortgages and are subject to certain additional risks. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

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Municipal Securities Risk. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.

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Short Sales Risk. Short sale transactions involving TBA securities involve leverage risk because they can result in investment exposure greater than the amount of the initial investment. Entering into a short position involves speculative exposure risk. If the price of the security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund may incur a loss (without a limit).

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To-Be-Announced ("TBA") Securities Risk . In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date. TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The bar chart shows the Fund's performance for Class A shares for each calendar year since inception. Sales charges are not reflected in the bar chart. If sales charges were reflected, returns would be less than those shown. However, the table includes, for share classes with a sales charge, the effect of the maximum sales charge, including any contingent deferred sales charge that would apply to a redemption at the end of the period. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.sentinelinvestments.com.

Performance of the Class R3 shares prior to December 23, 2014 (the inception date for the Class R3 shares) is based on the Fund's Class A share performance, restated to reflect that Class R3 shares are offered without a sales charge and adjusted for Class R3's estimated higher expenses. Performance of the Class R6 shares prior to December 23, 2014 (the inception date for the Class R6 shares) is based on the Fund's Class A share performance, restated to reflect that Class R6 shares are offered without a sales charge.

Fund Inception: 2010

Annual Total Return for Class A Shares (%) as of December 31

During the period(s) shown in the above bar chart, the highest return for a quarter was 3.61% (quarter ended September 30, 2012) and the lowest return for a quarter was -2.35% (quarter ended December 31, 2016).

Average Annual Total Return (%) For the periods ended December 31, 2016
Average Annual Total Returns - Sentinel Total Return Bond Fund		1 Year	5 Years	Since Inception	Inception Date
Class A		0.14%	2.83%	3.40%	Dec. 17, 2010
Class A | After Taxes on Distributions		(0.84%)	1.62%	2.10%	Dec. 17, 2010
Class A | After Taxes on Distributions and Sale of Fund Shares	[1]	0.08%	1.69%	2.10%	Dec. 17, 2010
Class C		0.62%	2.64%	3.21%	Dec. 17, 2010
Class I		2.63%	3.46%	3.94%	Dec. 17, 2010
Class R3		2.49%	3.02%	3.49%	Dec. 17, 2010
Class R6		2.69%	3.40%	3.87%	Dec. 17, 2010
Barclays US Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)		2.65%	2.23%	3.31%	Dec. 17, 2010
[1]	Return after taxes on distributions and sale of fund shares may be higher than return before taxes and/or return after taxes on distributions when a net capital loss occurs upon the redemption of fund shares.

After-tax returns are calculated using the historical highest applicable individual federal marginal income tax rates in effect during the relevant period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares and after-tax returns for other classes of shares will vary.